Vessels, net (Details Textual) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Proceeds from Sale of Productive Assets		$ 4,200
Gain (Loss) on Sale of Property Plant Equipment	0	1,561	807
Unamortized Deferred Dry Docking Costs	177		631
Repayments of Bank Debt	40	31,513	17,500
Asset Impairment Charges		46,515
Deutsche Bank [Member]
Repayments of Bank Debt			2,700
Deutsche Bank Nederland [Member]
Repayments of Bank Debt		3,700
Credit Suisse Loan Facility [Member]
Repayments of Bank Debt		19,800
M V Free Jupiter [Member]
Asset Impairment Charges		15,048
M V Free Lady [Member]
Proceeds from Sale of Productive Assets		21,900
Asset Impairment Charges		$ 31,467